Stock appreciation rights (''SARs'') (Details 1)	Sep. 30, 2015 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2015	$ 362,031
2016	1,027,447
2017	333,670
2018	106,198
Total	$ 1,829,346